Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Reconciliation of goodwill

	2021 $m	2020 $m
Carrying value at 1 Jan	961	969
Exchange differences	(54)	(8)
Carrying value at 31 Dec	907	961

Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2021 $m	31 Dec 2020 $m
Deferred acquisition costs and other intangible assets attributable to shareholdersnote (a)	6,809	20,275
Other intangible assets, including computer software, attributable to with-profits funds	49	70
Total of deferred acquisition costs and other intangible assets	6,858	20,345
Analysed as:
Deferred acquisition costs and other intangible assets from continuing operations
Attributable to shareholder-backed businessnote	6,809	6,394
Attributable to with-profits business	49	70
Deferred acquisition costs and other intangible assets from discontinued US operations	—	13,881
Total of deferred acquisition costs and other intangible assets	6,858	20,345

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2021 $m	31 Dec 2020 $m
DAC related to insurance contracts as classified under IFRS 4	2,776	2,319
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	39	34
DAC related to insurance and investment contracts	2,815	2,353
Distribution rights	3,782	3,851
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4	28	34
Other intangibles	184	156
Present value of acquired in-force policies (PVIF) and other intangibles attributable to shareholders	3,994	4,041
Total of DAC and other intangible assets	6,809	6,394

(a)	Movement in DAC and other intangible assets attributable to shareholders

	2021 $m			2020 $m
		PVIF and
		other
	DAC	intangibles	Total	Total
	note (b)	note (c)
Balance at 1 Jan	16,216	4,059	20,275	17,409
Removal of discontinued US operations	(13,863)	(18)	(13,881)	—
Additions	848	337	1,185	2,471
Amortisation to the income statement:
From continuing operations	(343)	(308)	(651)	(518)
From discontinued US operations	—	—	—	374
	(343)	(308)	(651)	(144)
Amortisation of DAC related to the discontinued US operations recognised within other comprehensive income	—	—	—	494
Disposals and transfers	—	(7)	(7)	(12)
Exchange differences and other movements	(43)	(69)	(112)	57
Balance at 31 Dec	2,815	3,994	6,809	20,275

Reconciliation of deferred acquisition costs relating to insurance and investment contracts

	2021 $m		2020 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
		note		note
Balance at 1 Jan	16,182	34	14,206	33
Removal of discontinued US operations	(13,863)	—	—	—
Additions	841	7	1,354	3
Amortisation	(339)	(4)	85	(4)
Exchange differences and other movements	(45)	2	43	2
Change in shadow DAC related to the discontinued US operations	—	—	494	—
Balance at 31 Dec	2,776	39	16,182	34

Note

The carrying amount of the DAC balance relating to investment contracts comprises the following gross and accumulated amortisation amounts:

	31 Dec 2021 $m	31 Dec 2020 $m
Gross amount	55	39
Accumulated amortisation	(16)	(5)
Carrying amount	39	34

Reconciliation of PVIF and other intangibles

	2021 $m				2020 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (i)	note (ii)	note (iii)		note (i)	note (ii)	note (iii)
Balance at 1 Jan
Cost	177	4,845	424	5,446	175	3,783	379	4,337
Accumulated amortisation	(143)	(994)	(250)	(1,387)	(137)	(812)	(218)	(1,167)
	34	3,851	174	4,059	38	2,971	161	3,170
Removal of discontinued US operations	—	—	(18)	(18)	—	—	—	—
Additions	—	260	77	337	—	1,047	67	1,114
Amortisation charge	(5)	(268)	(35)	(308)	(5)	(180)	(45)	(230)
Disposals and transfers	—	—	(7)	(7)	—	—	(12)	(12)
Exchange differences and other movements	(1)	(61)	(7)	(69)	1	13	3	17
Balance at 31 Dec	28	3,782	184	3,994	34	3,851	174	4,059
Comprising:
Cost	140	5,037	313	5,490	177	4,845	424	5,446
Accumulated amortisation	(112)	(1,255)	(129)	(1,496)	(143)	(994)	(250)	(1,387)
	28	3,782	184	3,994	34	3,851	174	4,059

Notes

(i)	All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised.
(ii)	Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.
(iii)	Software rights from continuing operations include additions of $61 million, amortisation of $(24) million, disposals of $(2) million, foreign exchange of $(5) million and closing balance at 31 December 2021 of $114 million (31 December 2020: $84 million).